ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities - discontinued operations	$ 18,464	$ (2,898)
Net cash used in investing activities - discontinued operations	$ (1,720)	$ (5,410)